Significant Accounting Policies - Accumulated Other Comprehensive Income (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Equity [Abstract]
Tax effect on Other Comprehensive income before reclassifications	$ (445)	$ 1,292
Tax effect on amount reclassified from accumulated Other comprehensive income	$ 1	$ 202	$ (496)